ACCOUNTS RECEIVABLE, NET - Accounts receivable (Details)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
Third Parties
Total third-parties, net	¥ 38,631,762	$ 5,315,907	¥ 27,453,415
Third Parties
Third Parties
Trade Accounts receivable	39,825,619	5,480,187	27,606,257
Allowance for credit losses	(1,193,857)	(164,280)	(152,842)
Total third-parties, net	38,631,762	5,315,907	27,453,415
Third Parties- long-term
Trade accounts receivable	774,604	106,589	842,607
Allowance for credit losses	(774,604)	(106,589)	(842,607)
Total third-parties, net	¥ 0	$ 0	¥ 0